Consolidated Statements of Operations Information - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements of Operations Information
Royalty, goods and products and services	$ 52,218	$ 60,201	$ 48,441
Royalty revenue	28,970	40,137	31,448
Natural gas	17,581	13,236	7,584
Power and electricity	3,974	2,927	3,358
Food products		2,721	4,602
Fees	$ 1,693	$ 1,180	$ 1,449